FAEGRE & BENSON LLP

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                2200 WELLS FARGO CENTER, 90 SOUTH SEVENTH STREET
                        MINNEAPOLIS, MINNESOTA 55402-3901
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                                 www.faegre.com

                                                         P. GRAHAM VAN DER LEEUW
                                                         GvanderLeeuw@faegre.com
                                                                    612.766.7119

                                  May 10, 2002


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

         Re:      The Jundt Growth Fund, Inc.
                  (SEC File Nos. 33-98182 and 811-06317)
                  Certification regarding Prospectuses and Statement of
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                  Additional Information pursuant to Rule 497(j)
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Ladies and Gentlemen:

         On behalf of The Jundt Growth Fund, Inc., a Minnesota corporation (the "Company"), in connection with the registration of the Company as an open-end management investment company under and pursuant to the Investment Company Act of 1940, as amended, and the registration of the Company's common shares under and pursuant to the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies, pursuant to Rule 497(j) under the 1933 Act, that the form of the Company's Prospectuses dated May 1, 2002 and Statement of Additional Information dated May 1, 2002, which would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 7 to the Company's Registration Statement on Form N-1A (the most recently filed amendment to the Company's Registration Statement, which was filed electronically pursuant to the EDGAR system on May 1,
2002).


                                        Very truly yours,

                                        /s/ P. Graham van der Leeuw

                                        P. Graham van der Leeuw




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